Warner Norcross & Judd LLP

Attorneys at Law

900 Fifth Third Center

111 Lyon Street, N.W.

Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000

Fax (616) 752-2500

August 5, 2019

EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ChoiceOne Financial Services, Inc. Registration Statement on Form S-4, Amendment No. 2 File No. 333-232157

Ladies and Gentlemen:

Transmitted with this letter is a Form S-4, Amendment No. 2, Registration Statement on behalf of ChoiceOne Financial Services, Inc.

This filing is transmitted electronically through the EDGAR system and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted. Pursuant to Rule 102, all exhibits to the registration statement are filed herewith in electronic format.

This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of ChoiceOne Financial Services, Inc., to retain such signed documents for a period of five years and to furnish a copy of any such signed document to the Commission or its staff upon request.

If the Commission has any comments or requires any further information, please contact me by phone at (616) 752-2176 or by fax at (616) 222-2176.

Very truly yours, /s/ Charlie Goode Charlie Goode